NET REVENUES - Accounts receivable and contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable
Opening Balance	¥ 85,821		¥ 56,319	¥ 36,511
Increase(decrease), net	399,223		29,502	19,808
Ending Balance	485,044	$ 70,325	85,821	56,319
Contract assets
Opening Balance	146,537		38,337
Increase(decrease), net	(133,937)		108,200	38,337
Ending Balance	12,600	1,827	146,537	38,337
Contract liabilities
Opening Balance	122,603		9,357	11,843
Increase(decrease), net	(82,225)		113,246	(2,486)
Ending Balance	40,378	$ 5,854	122,603	9,357
Contract liabilities, revenue recognized	¥ 109,120		¥ 8,048	¥ 11,843